LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of liabilities in respect of government grants [Abstract]
Schedule of Liabilities in Respect of Government Grants

	2018	2017

Balance at January 1,	$3,542	$3,428
Grants received	354	302
Royalties paid	(66)	(158)
BIRD repayment	-	(50)
Amounts recorded in profit or loss	56	20

Balance at December 31,	$3,886	$3,542